Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2017
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Significant Contingent Liabilities and Unrecognized Commitments
41.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

Significant contingent liabilities and unrecognized commitments of the Company as of the end of the reporting period, excluding those disclosed in other notes, were as follows:

a.	Under a technical cooperation agreement with Industrial Technology Research Institute, the R.O.C. Government or its designee approved by TSMC can use up to 35% of TSMC’s capacity provided TSMC’s outstanding commitments to its customers are not prejudiced. The term of this agreement is for five years beginning from January 1, 1987 and is automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice. As of December 31, 2017, the R.O.C. Government did not invoke such right.

b.	Under a Shareholders Agreement entered into with Philips and EDB Investments Pte Ltd. on March 30, 1999, the parties formed a joint venture company, SSMC, which is an integrated circuit foundry in Singapore. TSMC’s equity interest in SSMC was 32%. Nevertheless, in September 2006, Philips spun-off its semiconductor subsidiary which was renamed as NXP B.V. Further, TSMC and NXP B.V. purchased all the SSMC shares owned by EDB Investments Pte Ltd. pro rata according to the Shareholders Agreement on November 15, 2006. After the purchase, TSMC and NXP B.V. currently own approximately 39% and 61% of the SSMC shares, respectively. TSMC and NXP B.V. are required, in the aggregate, to purchase at least 70% of SSMC’s capacity, but TSMC alone is not required to purchase more than 28% of the capacity. If any party defaults on the commitment and the capacity utilization of SSMC falls below a specific percentage of its capacity, the defaulting party is required to compensate SSMC for all related unavoidable costs. There was no default from the aforementioned commitment as of December 31, 2017.

c.	TSMC joined the Customer Co-Investment Program of ASML and entered into the investment agreement in August 2012. The agreement includes an investment of EUR837.8 million by TSMC Global to acquire 5% of ASML’s equity with a lock-up period of 2.5 years. TSMC Global has acquired the aforementioned equity on October 31, 2012. The lock-up period expired on May 1, 2015 and as of October 8, 2015, all ASML shares had been disposed.

Both parties also signed the research and development funding agreement whereby TSMC shall provide EUR276.0 million to ASML’s research and development programs from 2013 to 2017. As of September 30, 2017, the amount has been fully paid.

d.	In May 2017, Mr. Uri Cohen filed a complaint in the U.S. District Court for the Eastern District of Texas alleging that TSMC, TSMC North America and other companies infringe four U.S. patents. In response, TSMC and TSMC North America filed a declaratory judgment complaint against Cohen in the U.S. District Court for the Northern District of California seeking a judgment declaring that there is no infringement of the same four patents. TSMC also filed a motion to transfer Cohen’s lawsuit in the U.S. District Court for the Eastern District of Texas to the U.S. District Court for the Northern District of California. Cohen agreed to the transfer, and as of December 2017, the cases are consolidated and pending in the U.S. District Court for the Northern District of California. The outcome cannot be determined and the Company cannot make a reliable estimate of the contingent liability at this time.

e.	On September 28, 2017, TSMC was contacted by the European Commission (“Commission”) for information and documents concerning alleged anti-competitive practices of TSMC in relation to semiconductor sales. This proceeding is still in its preliminary stage, and it is premature to predict how the case will proceed, the outcome of the proceeding or its impact. TSMC will continue to cooperate fully with the Commission.

f.	TSMC entered into long-term purchase agreements of silicon wafer with multiple suppliers. The relative minimum purchase quantity and price are specified in the agreements.

g.	Amounts available under unused letters of credit as of December 31, 2016 and 2017 were NT$122.4 million and NT$94.9 million, respectively.